Restatement of Previously Filed Balance Sheet (Details) - Schedule of effect of the revision on each financial statement - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	$ 326,649,796		$ 325,763,095	$ 42,000
Total current liabilities	3,257,301		842,665	25,000
Total liabilities	8,613,631		18,560,165	25,000
Class A ordinary shares subject to redemption		$ 326,252,434	325,143,799	325,000,000
Preference shares
Class A ordinary shares
Class B ordinary shares	$ 813		813	$ 863
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets			326,778,570
Total current liabilities			498,886
Deferred underwriting commissions			11,375,000
Derivative warrant liabilities
Total liabilities			11,873,886
Class A ordinary shares subject to redemption			309,904,680
Preference shares
Class A ordinary shares			151
Class B ordinary shares			863
Additional paid-in capital			5,096,605
Accumulated deficit			(97,615)
Total shareholders' equity (deficit)			5,000,004
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)			326,778,570
Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets			326,778,570
Total current liabilities			498,886
Deferred underwriting commissions			11,375,000
Derivative warrant liabilities			16,340,000
Total liabilities			28,213,886
Class A ordinary shares subject to redemption			325,000,000
Preference shares
Class A ordinary shares
Class B ordinary shares			863
Additional paid-in capital
Accumulated deficit			(26,436,179)
Total shareholders' equity (deficit)			(26,435,316)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)			326,778,570
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total current liabilities
Deferred underwriting commissions
Derivative warrant liabilities			16,340,000
Total liabilities			16,340,000
Class A ordinary shares subject to redemption			15,095,320
Preference shares
Class A ordinary shares			(151)
Class B ordinary shares
Additional paid-in capital			(5,096,605)
Accumulated deficit			(26,338,564)
Total shareholders' equity (deficit)			(31,435,320)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)